Line of Credit and Term Loans (Detail)	Nov. 01, 2019 USD ($)	Nov. 20, 2018 USD ($) Extension	Mar. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Sep. 28, 2018 USD ($)	Aug. 25, 2016 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 530,000,000		$ 530,000,000		$ 530,000,000		$ 350,000,000
Line Of Credit Facility, Number Of Potential Extensions | Extension		1
Line Of Credit Facility, Potential Extension Term		12 months
Line of credit and term loans			$ 481,400,000	[1]	$ 476,900,000	[1],[2]	$ 396,800,000	[2]
Swing line loan		$ 50,000,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Weighted average interest rate			2.08%		2.12%		3.50%
2018 Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 530,000,000	400,000,000	$ 530,000,000
Line Of Credit Facility, Increase Amount To Borrowing Capacity		120,000,000
Potential maximum borrowing capacity		650,000,000
Letters of Credit Outstanding, Amount		20,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		235,000,000
Line Of Credit Facility, Increase Amount To Borrowing Capacity		150,000,000
Line of Credit Facility, Increase (Decrease), Net	85,000,000
Term Loan Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		295,000,000
Line Of Credit Facility, Increase Amount To Borrowing Capacity		$ 250,000,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity										$ 100,000,000
Line of Credit [Member] | 2018 Line of Credit
Line of Credit Facility [Line Items]
Line of credit and term loans			481,400,000		$ 476,900,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Increase (Decrease), Net	$ 45,000,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Commitment fee percentage condition one		0.20%
Average daily used amount percentage condition one		50.00%
Commitment fee percentage condition two		0.25%
Average daily used amount percentage condition two		50.00%
Line of Credit [Member] | 2018 Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 650,000,000
Increase to maximum borrowing capacity			$ 120,000,000
Line of Credit [Member] | Federal Funds Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.50%
Line of Credit [Member] | One-Month Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.00%
Line of Credit [Member] | Base Rate
Line of Credit Facility [Line Items]
Base rate		0.00%
Minimum | Line of Credit [Member] | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.70%
Minimum | Line of Credit [Member] | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.70%
Maximum | Line of Credit [Member] | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.20%
Maximum | Line of Credit [Member] | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.20%

[1]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of March 31, 2021 and December 31, 2020 represented liabilities of Griffin American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $481,400,000 and $476,900,000 as of March 31, 2021 and December 31, 2020, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.
[2]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of December 31, 2020 and 2019 represented liabilities of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $476,900,000 and $396,800,000 as of December 31, 2020 and 2019, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.